Loans and Borrowings - Disclosure of Detailed Information About changes in Loans And Borrowings Arising From Investing And Financing Activities (Parantheticals) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About changes in Loans And Borrowings [Line Items]
Proceeds from borrowings	$ 518,958	$ 189,661
Aurizona Construction Facility [Member]
Disclosure Of Detailed Information About changes in Loans And Borrowings [Line Items]
Proceeds from borrowings		10,000
Short-term Loan [Member]
Disclosure Of Detailed Information About changes in Loans And Borrowings [Line Items]
Proceeds from borrowings		20,000
Revolving credit facility [member]
Disclosure Of Detailed Information About changes in Loans And Borrowings [Line Items]
Proceeds from borrowings		$ 20,000
Credit Facility [Member]
Disclosure Of Detailed Information About changes in Loans And Borrowings [Line Items]
Proceeds from borrowings	$ 380,000